Property and equipment, net	12 Months Ended
Dec. 31, 2022
Property and equipment, net
Property and equipment, net

7. Property and equipment, net

Property and equipment, net, consists of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Electronic devices	229,328	235,628
Vehicle	7,323	5,241
Furniture and office equipment	139,886	151,498
Leasehold improvement	444,044	565,497
Machinery	50,355	61,889
Buildings	201,129	201,129

Total	1,072,065	1,220,882

Accumulated depreciation and amortization	(419,179)	(526,436)

Property and equipment, net	652,886	694,446

Depreciation and amortization expenses were RMB98,046, RMB 135,497 and RMB121,693 for the years ended December 31, 2020, 2021 and 2022, respectively.